FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2023:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$539	$539
Accounts receivable and other (current and non-current)	—	2,218	2,218
Financial assets (current and non-current)(1)	103	—	103
Due from Brookfield Infrastructure	—	1,288	1,288
Total	$103	$4,045	$4,148

Financial liabilities
Accounts payable and other (current and non-current)	$—	$837	$837
Non-recourse borrowings (current and non-current)	—	12,028	12,028
Exchangeable and class B shares(2)	—	4,153	4,153
Financial liabilities (current and non-current)(1)	75	—	75
Loans payable to Brookfield Infrastructure	—	26	26
Total	$75	$17,044	$17,119

(1)Derivative instruments which are elected for hedge accounting totaling $103 million are included in financial assets and $75 million are included in financial liabilities.
(2)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. See Note 18, Equity.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2022:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$445	$445
Accounts receivable and other (current and non-current)	—	441	441
Financial assets (current and non-current)(1)	97	—	97
Due from Brookfield Infrastructure	—	566	566
Total	$97	$1,452	$1,549

Financial liabilities
Accounts payable and other (current and non-current)	$—	$589	$589
Non-recourse borrowings	—	4,577	4,577
Exchangeable and class B shares(2)	—	3,426	3,426
Financial liabilities (current and non-current)(1)	72	—	72
Loans payable to Brookfield Infrastructure	—	26	26
Total	$72	$8,618	$8,690

(1)Derivative instruments which are elected for hedge accounting totaling $97 million are included in financial assets and $72 million are included in financial liabilities.
(2)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. See Note 18, Equity.

Disclosure of financial liabilities
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2023:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$539	$539
Accounts receivable and other (current and non-current)	—	2,218	2,218
Financial assets (current and non-current)(1)	103	—	103
Due from Brookfield Infrastructure	—	1,288	1,288
Total	$103	$4,045	$4,148

Financial liabilities
Accounts payable and other (current and non-current)	$—	$837	$837
Non-recourse borrowings (current and non-current)	—	12,028	12,028
Exchangeable and class B shares(2)	—	4,153	4,153
Financial liabilities (current and non-current)(1)	75	—	75
Loans payable to Brookfield Infrastructure	—	26	26
Total	$75	$17,044	$17,119

(1)Derivative instruments which are elected for hedge accounting totaling $103 million are included in financial assets and $75 million are included in financial liabilities.
(2)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. See Note 18, Equity.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2022:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$445	$445
Accounts receivable and other (current and non-current)	—	441	441
Financial assets (current and non-current)(1)	97	—	97
Due from Brookfield Infrastructure	—	566	566
Total	$97	$1,452	$1,549

Financial liabilities
Accounts payable and other (current and non-current)	$—	$589	$589
Non-recourse borrowings	—	4,577	4,577
Exchangeable and class B shares(2)	—	3,426	3,426
Financial liabilities (current and non-current)(1)	72	—	72
Loans payable to Brookfield Infrastructure	—	26	26
Total	$72	$8,618	$8,690

(1)Derivative instruments which are elected for hedge accounting totaling $97 million are included in financial assets and $72 million are included in financial liabilities.
(2)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. See Note 18, Equity.

Carrying and fair values of financial assets
The following table provides the carrying values and fair values of financial instruments as at December 31, 2023 and December 31, 2022:

	Dec. 31, 2023		Dec. 31, 2022
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$539	$539	$445	$445
Accounts receivable and other (current and non-current)	2,218	2,218	441	441
Financial assets (current and non-current)	103	103	97	97
Due from Brookfield Infrastructure	1,288	1,288	566	566
Total	$4,148	$4,148	$1,549	$1,549

	Dec. 31, 2023		Dec. 31, 2022
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities
Accounts payable and other (current and non-current)	$837	$837	$589	$589
Non-recourse borrowings (current and non-current)(1)	12,028	11,836	4,577	4,303
Exchangeable and class B shares(2)	4,153	4,153	3,426	3,426
Financial liabilities (current and non-current)	75	75	72	72
Loans payable to Brookfield Infrastructure	26	26	26	26
Total	$17,119	$16,927	$8,690	$8,416

(1)Non-recourse borrowings are classified under level 2 of the fair value hierarchy, with the exception of certain borrowings at our global intermodal logistics operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
(2)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity.
The following table summarizes the valuation techniques and significant inputs for our company’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2023	Dec. 31, 2022
Interest rate swaps & other	Level 2(1)
Financial assets		$103	$97
Financial liabilities		75	72

(1)Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

Carrying and fair values of financial liabilities
The following table provides the carrying values and fair values of financial instruments as at December 31, 2023 and December 31, 2022:

	Dec. 31, 2023		Dec. 31, 2022
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$539	$539	$445	$445
Accounts receivable and other (current and non-current)	2,218	2,218	441	441
Financial assets (current and non-current)	103	103	97	97
Due from Brookfield Infrastructure	1,288	1,288	566	566
Total	$4,148	$4,148	$1,549	$1,549

	Dec. 31, 2023		Dec. 31, 2022
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities
Accounts payable and other (current and non-current)	$837	$837	$589	$589
Non-recourse borrowings (current and non-current)(1)	12,028	11,836	4,577	4,303
Exchangeable and class B shares(2)	4,153	4,153	3,426	3,426
Financial liabilities (current and non-current)	75	75	72	72
Loans payable to Brookfield Infrastructure	26	26	26	26
Total	$17,119	$16,927	$8,690	$8,416

(1)Non-recourse borrowings are classified under level 2 of the fair value hierarchy, with the exception of certain borrowings at our global intermodal logistics operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
(2)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity.
The following table summarizes the valuation techniques and significant inputs for our company’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2023	Dec. 31, 2022
Interest rate swaps & other	Level 2(1)
Financial assets		$103	$97
Financial liabilities		75	72

(1)Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.